Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2019 MMBoe Bcfe MMBbls	Dec. 31, 2018 MMBoe Bcfe MMBbls	Dec. 31, 2017 MMBoe Bcfe MMBbls	Dec. 31, 2016 MMBoe Bcfe MMBbls
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	20,312	20,778	20,753
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	19,959	20,385	20,296	20,556
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	7,540	7,962	7,876
Crude oil and condensate [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	7,253	7,641	7,481	7,438
Crude oil and condensate [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,500	6,830	6,622
Crude oil and condensate [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	753	811	859
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,630	76,896	77,260
Natural gas [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,236	76,467	76,888	78,712
Natural gas [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	74,533	74,480	74,702
Natural gas [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	1,703	1,987	2,186